Income Taxes - Summary of Net Deferred Tax Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Federal net operating loss carryforwards	$ 41,498	$ 36,550
State net operating loss carryforwards	9,200	9,754
Foreign net operating loss carryforwards	8,808	8,277
Deferred revenue	109	205
Bad debt reserves	277	290
Employee benefits	2,211	2,128
Share-based compensation	195	561
Accrued expenses and loss reserves	3,997	1,381
Interest subject to IRC Section 163(j)	0	8,861
Other deferred tax assets	8,679	5,633
Depreciable and other amortizable assets	0	11,317
Less: Valuation allowance	(4,560)	(61,349)
Total deferred tax asset	70,414	23,608
Deferred tax liabilities:
Trade name	(22,124)	(2,179)
Goodwill	(3,600)	(33,200)
Depreciable and other amortizable assets	(130,523)	0
Other deferred liabilities	(130)	(64)
Total deferred tax liability	(156,377)	(35,443)
Net deferred tax liability	$ (85,963)	$ (11,835)